New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2017
Minera Yanacocha SRL and subsidiary [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
Disclosure of new U.S. GAAP accounting pronouncements [text block]
25.	New U.S. GAAP Accounting Pronouncements

Recently Issued Accounting Pronouncements -

Statements of Cash Flows –
In August 2016, ASU No. 2016-15 was issued related to the statement of cash flows. This new guidance addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017 and early adoption is permitted. The Company is currently evaluating this guidance and the corresponding impact.

Leases –
In February 2016, ASU No. 2016-02 was issued related to leases. This new guidance modifies the classification criteria and requires leases to recognize the assets and liabilities arising from most leases on the balance sheet. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018 and early adoption is permitted. The Company is currently evaluating this guidance and the corresponding impact.

Revenue recognition –
In May 2014, ASU No. 2014-09 was issued related to revenue from contracts with customers. This ASU was further amended in August 2015, March 2016, April 2016, May 2016 and December 2016 by ASU No. 2016-08, No. 2016-10, No. 2016-12 and No. 2016-20, respectively. The new standard provides a five-step approach to be applied to all contracts with customers and also requires expanded disclosures about revenue recognition. In August 2015, the effective date was deferred to reporting periods, including interim periods, beginning after December 15, 2017 and will be applied retrospectively. Early adoption is not permitted. The adoption of this accounting pronouncement is consistent with the adoption of IFRS 15, see in note 4 the status of the adoption.

Sociedad Minera Cerro Verde S.A.A. [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
Disclosure of new U.S. GAAP accounting pronouncements [text block]
26.	New U.S. GAAP Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU) that provides a single comprehensive revenue recognition model, which replaces most existing revenue recognition guidance, and also requires expanded disclosures. The core principle of the model is that revenue is recognized when control of goods or services has been transferred to customers at an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The Company adopted this ASU January 1, 2018, under the modified retrospective approach applied to contracts that remain in force at the adoption date. The Company’s revenue is primarily derived from arrangements in which the transfer of risks and rewards coincides with the fulfillment of performance obligations, and the Company has concluded that the adoption of this ASU does not result in changes to its existing revenue recognition policies or processes, and does not result in any financial statement impacts.

In January 2016, FASB issued an ASU that amends the current guidance on the classification and measurement of financial instruments. This ASU makes limited changes to existing guidance and amends certain disclosure requirements. For public entities, this ASU is effective for interim and annual periods beginning after December 15, 2017. The Company adopted this ASU effective January 1, 2018, and adoption did not have a material impact on its financial statements.

In February 2016, FASB issued an ASU that will require lessees to recognize most leases on the balance sheet. This ASU allows lessees to make an accounting policy election to not recognize a lease asset and liability for leases with a term of 12 months or less and do not have a purchase option that is expected to be exercised. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2018, with early adoption permitted. This ASU must be applied using the modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. The Company is currently evaluating the impact this guidance will have on its financial statements.

In June 2016, FASB issued an ASU that changes the impairment model for most financial assets and certain other instruments, and will also require expanded disclosures. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2019, with early adoption permitted. The provisions of the ASU must be applied as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is currently evaluating the impact this ASU will have on its financial statements.

In November 2016, FASB issued an ASU that amends the classification and presentation of restricted cash and restricted cash equivalents on the statement of cash flows. The amendments require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2017. The Company adopted this ASU effective January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In March 2017, FASB issued an ASU that changes how entities with a defined benefit pension or other postretirement benefit plans present net periodic benefit cost in the income statement. This ASU requires the service cost component of net periodic benefit cost to be presented in the same income statement line item or items as other compensation costs for those employees who are receiving the retirement benefit. In addition, only the service cost component is eligible for capitalization when applicable (i.e., as a cost of inventory or an internally constructed asset). The other components of net periodic benefit cost are required to be presented separately from the service cost component and outside of operating income. These other components of net periodic benefit cost are not eligible for capitalization, and the income statement line item or items must be disclosed. For public entities, this ASU is effective for interim and annual reporting periods beginning after December 15, 2017. The Company adopted this ASU effective January 1, 2018. The adoption of this ASU did not have a material impact on the Company’s financial statements.